Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 1,416,056	$ 2,592,689
Equity securities
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Equity securities
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Equity securities	$ 199,998